ACQUISITION (Detail Textuals)		1 Months Ended	12 Months Ended
	Mar. 06, 2017 CAD ($) Payment	Jan. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Aggregate purchase price for greenhouse assets	$ 7,500,000
Value of issuance promissory note for consideration	$ 1,000,000
Term of promissory note	5 years
Number of consecutive annual payments | Payment	5
Annual payments	$ 200,000
First payment made for promissory note		$ 200,000
Acquisition costs			$ 204,282